Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Net of accumulated depreciation (in Dollars)	$ 132,094
Class 1 Preferred Units
Preferred Units, par value (in Dollars per share)		$ 0
Preferred Units, Shares authorized		43,611
Preferred Units, Shares issued		43,611
Preferred Units, Shares outstanding		43,611
Preferred Units, liquidation preference (in Dollars)		$ 152,637,776
Class A Ordinary Shares
Ordinary shares, shares par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized	150,000,000
Ordinary shares, shares outstanding	40,560,433
Ordinary shares, shares issued	40,560,433
Class C Ordinary Shares
Ordinary shares, shares par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized	70,000,000
Ordinary shares, shares outstanding	25,994,400
Ordinary shares, shares issued	25,994,400